Taxes on Income - Summary of Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Domestic	$ 128,000		$ 15,000
Foreign	55,000	$ 10,000	17,000
Federal
Current	128,000		15,000
State and Local
Total	183,000	10,000	$ 32,000
Collective Growth Corp [Member]
Domestic
Federal
Current
Deferred	(148,326)
State and Local
Current
Deferred
Change in valuation allowance	148,326
Total